Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 309,702	$ 248,665
Due from (to) related party	0		$ 43,985
Golar Power
Related Party Transaction [Line Items]
Total	6,342	4,982
Due from (to) related party	(419)		(5,417)
Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	4,492	3,640
Golar Power | Ship management fees income
Related Party Transaction [Line Items]
Total operating revenues	908	1,050
Golar Power | Debt guarantee compensation
Related Party Transaction [Line Items]
Ship management fees income	942	539
Golar Power | Other
Related Party Transaction [Line Items]
Other	0	$ (247)
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	(419)		(5,417)
Debt Guarantee | Golar Power
Related Party Transaction [Line Items]
Guarantor obligations, current carrying value	$ 368,500		$ 393,500